Note 3 - Inventories	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Inventory Disclosure [Text Block]
3.	Inventories
  Inventories consisted of the following:
	December 31, 2022	December 31, 2023
Lubricants	1,057,652	1,370,033
Bunkers	-	2,747,630
Total	1,057,652	4,117,663